Not FDIC Insured May Lose Value No Bank Guarantee
FGT-Q1PH

Statements of Investments
(unaudited)
Franklin Emerging Market Debt Opportunities Fund 2
Franklin International Growth Fund 7
Franklin International Small Cap Fund 9
Notes to Statements of Investments 13

Franklin Global Trust
Consolidated Statement of Investments (unaudited), October 31, 2021
Franklin Emerging Market Debt Opportunities Fund
Quaterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Diversified Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 $ —
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 2.3%
Diversified Financial Services 2.3%
b,d,e
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 5/31/40 ......................................... Ukraine 2,000,000 2,112,560
a,b,f
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 1,093,949
3,206,509
Total Warrants (Cost $18,386,506) .............................................
3,206,509
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,f,g
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 6.8%
Banks 2.6%
d
Development Bank of the Republic of Belarus JSC , Senior Note ,
144A, 12% , 5/15/22 .................................. Belarus 8,900,000 BYN 3,646,159
Diversified Financial Services 0.0%
†
a,c
Astana Finance JSC , Secured Note , 144A, Zero Cpn ., 12/22/24 .. Kazakhstan 136,566 1,366
a,c,h,i
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn ., 2/05/09 ............. Ghana 8,000,000 —
1,366
Municipal Bonds 3.0%
d
Provincia del Chubut Argentina , 144A, 7.75% , 7/26/26 .......... Argentina 5,348,500 4,211,943
Oil, Gas & Consumable Fuels 0.7%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. Venezuela 1,000,000 1,016,575
Transportation Infrastructure 0.5%
d,j
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ................................. Colombia 2,647,711,311 COP 659,162
Total Quasi-Sovereign Bonds (Cost $13,573,270) ................................
9,535,205
Corporate Bonds 16.5%
Airlines 0.9%
d
Pegasus Hava Tasimaciligi A/S , Senior Note , 144A, 9.25% , 4/30/26 Turkey 1,200,000 1,251,683

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Statements of Investments. Quaterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 2.6%
d
Access Bank plc , Senior Note , 144A, 6.125% , 9/21/26 .......... Nigeria 600,000 $ 603,060
d
Akbank TAS , Sub. Bond , 144A, 6.797% to 4/27/23, FRN thereafter ,
4/27/28 ........................................... Turkey 1,300,000 1,305,011
d
Fidelity Bank plc ,
Senior Note, 144A, 10.5%, 10/16/22 ..................... Nigeria 1,100,000 1,160,410
Senior Note, 144A, 7.625%, 10/28/26 .................... Nigeria 550,000 540,705
3,609,186
Capital Markets 1.1%
d
Georgia Capital JSC , Senior Note , 144A, 6.125% , 3/09/24 ....... Georgia 1,450,000 1,495,675
Chemicals 1.2%
d
Braskem Idesa SAPI ,
Senior Secured Bond, 144A, 6.99%, 2/20/32 ............... Mexico 450,000 461,250
Senior Secured Note, 144A, 7.45%, 11/15/29 .............. Mexico 1,200,000 1,275,000
1,736,250
Construction & Engineering 0.8%
d
IHS Netherlands Holdco BV , Senior Note , 144A, 8% , 9/18/27 ..... Nigeria 1,000,000 1,065,000
Diversified Financial Services 1.7%
a
Meridiam Infrastructure Finance SARL , 8.85% , 6/10/28 ......... Luxembourg 2,121,429 EUR 2,452,159
Food Products 1.0%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ........................................... Paraguay 1,350,000 1,378,019
Metals & Mining 1.6%
d
CSN Inova Ventures , Senior Note , 144A, 6.75% , 1/28/28 ........ Brazil 1,000,000 1,063,250
d,k
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.5% , 3/08/26 ..................................... South Africa 1,250,000 1,246,979
2,310,229
Multiline Retail 0.0%
a,d,k
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,700,782 —
a,d,k
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 1,685,572 —
—
Oil, Gas & Consumable Fuels 2.7%
d
Kosmos Energy Ltd. , Senior Note , 144A, 7.75% , 5/01/27 ........ Ghana 400,000 400,568
MC Brazil Downstream Trading SARL ,
d
Senior Secured Note, 144A, 7.25%, 6/30/31 ............... Brazil 1,050,000 1,023,750
d
Medco Oak Tree Pte. Ltd. , Senior Secured Note , 144A, 7.375% ,
5/14/26 ........................................... Indonesia 770,000 826,787
d
Tullow Oil plc ,
Senior Note, 144A, 7%, 3/01/25 ........................ Ghana 1,402,000 1,228,930
Senior Secured Note, 144A, 10.25%, 5/15/26 .............. Ghana 300,000 316,469
3,796,504
Real Estate Management & Development 0.9%
d
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 1,230,000 1,278,798
Road & Rail 1.0%
d
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 1,000,000 1,356,920

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 1.0%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 1,370,000 $ 1,458,276
Total Corporate Bonds (Cost $28,708,709) ......................................
23,188,699
a
Loan Participations and Assignments 2.4%
d
Alfa Bank AO Via Alfa Bond Issuance plc, Sub. Bond, 144A, 5.95%
to 4/15/25, FRN thereafter, 4/15/30 ....................... Russia 1,350,000 1,400,290
Global Distressed Alpha Fund III LP,
a,c,f,k,l
PIK, 12%, Perpetual .................................. United States 971,904 459,674
d
Oilflow SPV 1 DAC, Senior Secured Note, 144A, 12%, 1/13/22 ... Iraq 501,572 505,334
d
State Savings Bank of Ukraine Via SSB #1 plc, Senior Note, 144A,
8.875%, 3/20/25 ..................................... Ukraine 1,015,000 1,091,568
Total Loan Participations and Assignments (Cost $3,824,509) ....................
3,456,866
Foreign Government and Agency Securities 60.3%
d
Angola Government Bond, Senior Bond, 144A, 8%, 11/26/29 ..... Angola 3,780,000 3,756,224
Argentina Government Bond,
Senior Bond, 0.125%, 7/09/35 .......................... Argentina 2,509,979 777,491
Senior Note, 1%, 7/09/29 .............................. Argentina 150,490 54,930
Senior Note, 0.125%, 7/09/30 ........................... Argentina 1,370,020 470,739
d
Asian Infrastructure Investment Bank (The), Senior Note, Reg S,
17.5%, 9/14/22 ..................................... Supranational
m
14,950,000 TRY 1,532,687
Banque Centrale de Tunisie ,
Senior Bond, 4.2%, 3/17/31 ............................ Tunisia 270,000,000 JPY 1,528,127
d
Senior Note, Reg S, 6.375%, 7/15/26 ..................... Tunisia 550,000 EUR 509,060
d
Banque Ouest Africaine de Developpement , Senior Bond, 144A,
4.7%, 10/22/31 ..................................... Supranational
m
1,150,000 1,255,374
d
Belarus Government Bond, Senior Note, 144A, 6.875%, 2/28/23 .. Belarus 1,000,000 1,012,660
d
Benin Government Bond, Senior Bond, 144A, 4.875%, 1/19/32 ... Benin 1,700,000 EUR 1,922,094
d
Cameroon Government Bond, Senior Bond, 144A, 5.95%, 7/07/32 Cameroon 1,200,000 EUR 1,357,008
Colombia Government Bond, Senior Bond, 9.85%, 6/28/27 ...... Colombia 7,100,000,000 COP 2,170,309
d
Costa Rica Government Bond, Senior Bond, 144A, 7.158%, 3/12/45 Costa Rica 1,400,000 1,418,914
d
Dominican Republic Government Bond,
Senior Bond, 144A, 6.4%, 6/05/49 ....................... Dominican
Republic 1,300,000 1,384,513
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 137,500,000 DOP 2,593,972
n
Ecopetrol SA, Senior Bond, 4.625%, 11/02/31 ................ Colombia 800,000 795,116
Egypt Government Bond,
d
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 900,000 872,767
d
Senior Bond, 144A, 7.5%, 2/16/61 ....................... Egypt 1,500,000 1,276,185
14.196%, 7/07/23 .................................... Egypt 9,100,000 EGP 581,041
13.659%, 9/07/23 .................................... Egypt 26,900,000 EGP 1,704,225
d
El Salvador Government Bond, Senior Bond, Reg S, 7.65%, 6/15/35 El Salvador 3,250,000 2,453,750
d
Ethiopia Government Bond, Senior Bond, 144A, 6.625%, 12/11/24 Ethiopia 2,550,000 2,089,363
European Bank for Reconstruction & Development, Senior Note,
6.45%, 12/13/22 ..................................... Supranational
m
7,600,000,000 IDR 548,536
d
Gabon Government Bond,
Senior Bond, 144A, 6.95%, 6/16/25 ...................... Gabon 1,400,000 1,509,480
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 1,100,000 1,100,341
Ghana Government Bond, 18.25%, 7/25/22 .................. Ghana 11,000,000 GHS 1,814,659
d
Grenada Government Bond,
144A, 7%, 5/12/30 ................................... Grenada 5,074,475 4,934,926

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Statements of Investments. Quaterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Reg S, 7%, 5/12/30 .................................. Grenada 1,099,602 $ 1,069,363
d
Honduras Government Bond, Senior Bond, 144A, 5.625%, 6/24/30 Honduras 1,200,000 1,200,000
Inter-American Development Bank, GDP Linked Security, Senior
Note, 7.875%, 3/14/23 ................................ Supranational
m
32,000,000,000 IDR 2,357,960
d
Iraq Government Bond, Senior Bond, Reg S, 5.8%, 1/15/28 ...... Iraq 3,648,125 3,557,378
Jamaica Government Bond, Senior Bond, 7.875%, 7/28/45 ...... Jamaica 1,150,000 1,629,550
d
Jordan Government Bond, Senior Bond, 144A, 5.85%, 7/07/30 ... Jordan 1,850,000 1,914,842
Kazakhstan Government Bond, Senior Bond, 5%, 5/15/23 ....... Kazakhstan 700,000,000 KZT 1,537,150
Kenya Government Bond, 12.5%, 5/12/25 ................... Kenya 177,250,000 KES 1,696,263
Mexico Government Bond,
M, 8%, 11/07/47 ..................................... Mexico 57,710,000 MXN 2,821,087
Senior Bond, 3.75%, 1/11/28 ........................... Mexico 1,500,000 1,627,088
j
Mexico Udibonos , S, Index Linked, 4%, 11/30/28 .............. Mexico 31,397,796 MXN 1,651,490
d
Mozambique Government Bond, 144A, 5% to 9/15/23, 9% thereafter,
9/15/31 ........................................... Mozambique 1,950,000 1,662,375
d
Pakistan Government Bond, Senior Bond, 144A, 7.375%, 4/08/31 . Pakistan 1,300,000 1,322,863
d
Paraguay Government Bond, Senior Bond, 144A, 4.95%, 4/28/31 . Paraguay 1,200,000 1,348,500
n
Peru Government Bond, Senior Bond, 5.4%, 8/12/34 ........... Peru 5,100,000 PEN 1,166,158
Russia Government Bond, 7.65%, 4/10/30 .................. Russia 145,325,000 RUB 2,002,627
d
Saderea DAC, Senior Secured Bond, Reg S, 12.5%, 11/30/26 .... Ghana 597,349 606,309
South Africa Government Bond, Senior Bond, 7%, 2/28/31 ...... South Africa 44,900,000 ZAR 2,417,837
d,h
Suriname Government Bond,
o
144A, FRN, 12.875%, 12/30/23 ......................... Suriname 1,400,000 951,300
Senior Bond, 144A, 9.25%, 10/26/26 ..................... Suriname 2,750,000 1,993,750
Turkey Government Bond, Senior Bond, 5.95%, 1/15/31 ........ Turkey 1,400,000 1,312,485
d
Ukraine Government Bond, Senior Bond, 144A, 7.375%, 9/25/32 . Ukraine 600,000 618,732
j
Uruguay Government Bond, Index Linked, Senior Bond, 3.7%,
6/26/37 ........................................... Uruguay 162,883,003 UYU 4,087,819
d
Uzbekistan Government Bond,
Senior Note, 144A, 14.5%, 11/25/23 ...................... Uzbekistan 6,200,000,000 UZS 594,503
Senior Note, 144A, 14%, 7/19/24 ........................ Uzbekistan 22,720,000,000 UZS 2,149,663
Total Foreign Government and Agency Securities (Cost $90,732,384) ..............
84,721,583
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 275,106 ZAR —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $160,258,756) ...............................
124,108,862
a
Short Term Investments 10.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.8%
p
Kazakhstan Treasury Bills, 1/20/22 ........................ Kazakhstan 503,900,000 KZT 1,157,910
Total Foreign Government and Agency Securities (Cost $1,176,197) ...............
1,157,910

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

At October 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
See Abbreviation s on page 21 .
Short Term Investments
(continued)
a a
Country Shares
a
Value
a
Money Market Funds 9.6%
q,r
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 13,518,246 $ 13,518,246
Total Money Market Funds (Cost $13,518,246) ..................................
13,518,246
Total Short Term Investments (Cost $14,694,443 ) ................................
14,676,156
a
Total Investments (Cost $174,953,199) 98.7% ...................................
$138,785,018
Other Assets, less Liabilities 1.3% .............................................
1,760,425
Net Assets 100.0% ...........................................................
$140,545,443
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $85,349,027, representing 60.7% of net assets.
e
The principal represents the notional amount. See Note 3 regarding value recovery instruments.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 8.
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Represents claims that have been filed with Ghanian court against National investments Bank of Ghana.
j
Principal amount of security is adjusted for inflation.
k
Income may be received in additional securities and/or cash.
l
Perpetual security with no stated maturity date.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
A portion or all of the security purchased on a delayed delivery basis.
o
The coupon rate shown represents the rate at period end.
p
The security was issued on a discount basis with no stated coupon rate.
q
See Note 7 regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Sell 4,980,000 5,888,545 12/06/21 $ 127,945 $ —
Japanese Yen ...... RBCCM Sell 170,000,000 1,541,958 12/06/21 49,970 —
Total Forward Exchange Contracts ................................................... $177,915 —
Net unrealized appreciation (depreciation) ............................................ $177,915
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Global Trust
Statement of Investments (unaudited), October 31, 2021
Franklin International Growth Fund
See Notes to Statements of Investments. Quaterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Aerospace & Defense 3.1%
MTU Aero Engines AG ................................. Germany 440,000 $ 97,996,096
Air Freight & Logistics 3.1%
DSV A/S ............................................ Denmark 415,000 96,450,140
Banks 3.1%
a
FinecoBank Banca Fineco SpA ........................... Italy 5,100,000 97,390,335
Biotechnology 6.2%
CSL Ltd. ............................................ Australia 445,000 101,255,435
a
Genmab A/S ......................................... Denmark 206,000 92,542,961
193,798,396
Capital Markets 5.5%
Deutsche Boerse AG ................................... Germany 430,000 71,376,881
Intermediate Capital Group plc ........................... United Kingdom 3,406,000 102,159,133
173,536,014
Chemicals 12.2%
Koninklijke DSM NV ................................... Netherlands 520,000 113,598,869
Sika AG ............................................ Switzerland 230,000 77,902,311
Symrise AG ......................................... Germany 680,000 94,050,903
Umicore SA ......................................... Belgium 1,740,000 99,756,917
385,309,000
Diversified Telecommunication Services 3.0%
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 1,554,735 95,607,489
Entertainment 3.4%
a
CTS Eventim AG & Co. KGaA ............................ Germany 1,450,000 105,450,244
Health Care Equipment & Supplies 8.0%
Alcon, Inc. ........................................... Switzerland 1,200,000 99,480,580
Cochlear Ltd. ........................................ Australia 540,000 90,321,521
GN Store Nord A/S .................................... Denmark 1,000,000 60,765,337
250,567,438
Internet & Direct Marketing Retail 5.0%
a
boohoo Group plc ..................................... United Kingdom 28,050,000 69,765,122
a
MercadoLibre , Inc. .................................... Argentina 60,000 88,861,200
158,626,322
IT Services 13.1%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 35,000 105,596,725
a
Amadeus IT Group SA ................................. Spain 1,580,860 105,747,119
Keywords Studios plc .................................. Ireland 2,850,000 110,610,380
a
Shopify, Inc., A ....................................... Canada 62,000 90,937,260
412,891,484
Media 4.9%
a,b
Ascential plc, 144A, Reg S .............................. United Kingdom 14,300,000 78,960,068
CyberAgent , Inc. ...................................... Japan 4,470,000 74,897,291
153,857,359
Pharmaceuticals 2.9%
Hikma Pharmaceuticals plc .............................. Jordan 2,750,000 90,641,912
Professional Services 6.4%
a
Clarivate plc ......................................... United States 4,220,000 98,959,000
Experian plc ......................................... United Kingdom 2,250,000 103,161,382
202,120,382

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Growth Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

See A bbreviations on page 21 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 3.2%
ASML Holding NV ..................................... Netherlands 125,000 $ 101,603,740
Software 11.4%
AVEVA Group plc ..................................... United Kingdom 1,909,997 93,005,599
a
CyberArk Software Ltd. ................................. United States 680,000 122,474,801
Sage Group plc (The) .................................. United Kingdom 7,000,000 68,076,119
SimCorp A/S ......................................... Denmark 610,000 73,865,257
357,421,776
Trading Companies & Distributors 3.1%
Ferguson plc ......................................... United States 650,000 97,797,640
Total Common Stocks (Cost $2,014,749,923) ....................................
3,071,065,767
Short Term Investments 2.6%
a a
Country Shares
a
Value
a
Money Market Funds 2.6%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 82,255,796 82,255,796
Total Money Market Funds (Cost $82,255,796) ..................................
82,255,796
Total Short Term Investments (Cost $82,255,796 ) ................................
82,255,796
a
Total Investments (Cost $2,097,005,719) 100.2% ................................
$3,153,321,563
Other Assets, less Liabilities (0.2)% ...........................................
(5,964,113)
Net Assets 100.0% ...........................................................
$3,147,357,450
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $280,164,282, representing 8.9% of net assets.
c
See Note 7 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Statement of Investments (unaudited), October 31, 2021
Franklin International Small Cap Fund
See Notes to Statements of Investments. Quaterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.5%
Air Freight & Logistics 3.0%
SBS Holdings, Inc. .................................... Japan 36,200 $ 1,287,938
Wincanton plc ........................................ United Kingdom 267,940 1,389,702
2,677,640
Auto Components 0.5%
a
SAF-Holland SE ...................................... Germany 30,924 428,941
Banks 8.5%
a,b
Banca Sistema SpA , 144A, Reg S ......................... Italy 445,670 1,166,815
b
BAWAG Group AG, 144A, Reg S .......................... Austria 32,143 2,021,467
a
Eurobank Ergasias Services and Holdings SA ................ Greece 994,270 1,044,209
Spar Nord Bank A/S ................................... Denmark 57,920 746,141
Sydbank A/S ......................................... Denmark 38,020 1,306,522
Tisco Financial Group PCL .............................. Thailand 162,120 448,851
b
Unicaja Banco SA, 144A, Reg S .......................... Spain 753,990 806,675
7,540,680
Building Products 2.2%
Inwido AB ........................................... Sweden 61,712 1,131,401
Sanwa Holdings Corp. ................................. Japan 74,400 867,776
1,999,177
Capital Markets 2.2%
b
Anima Holding SpA , 144A, Reg S ......................... Italy 177,740 944,330
a,b
Fairfax India Holdings Corp., 144A, Reg S ................... India 75,250 978,250
1,922,580
Chemicals 1.5%
Okamoto Industries, Inc. ................................ Japan 25,050 879,053
Zeon Corp. .......................................... Japan 38,100 452,018
1,331,071
Commercial Services & Supplies 2.0%
b
Dynagreen Environmental Protection Group Co. Ltd., H, Reg S ... China 820,947 418,934
a
Elis SA ............................................. France 69,470 1,318,954
1,737,888
Construction & Engineering 4.9%
Galliford Try Holdings plc ............................... United Kingdom 913,170 2,499,346
Maire Tecnimont SpA .................................. Italy 432,808 1,864,835
4,364,181
Construction Materials 5.3%
Cementir Holding NV .................................. Denmark 113,670 1,193,362
Krosaki Harima Corp. .................................. Japan 17,100 707,818
RHI Magnesita NV .................................... United States 13,204 606,780
West China Cement Ltd. ................................ China 5,404,000 944,294
Wienerberger AG ..................................... Austria 36,300 1,284,931
4,737,185
Consumer Finance 0.6%
a
Axactor SE .......................................... Norway 594,871 572,827
Diversified Financial Services 0.6%
b
doValue SpA , 144A, Reg S .............................. Italy 59,390 569,448
Electrical Equipment 4.4%
Mersen SA .......................................... France 39,260 1,472,682

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Nexans SA .......................................... France 13,224 $ 1,326,697
Vitzrocell Co. Ltd. ..................................... South Korea 79,197 1,101,382
3,900,761
Electronic Equipment, Instruments & Components 0.5%
Strix Group plc ....................................... Isle of Man 115,010 460,369
Energy Equipment & Services 1.2%
Pason Systems, Inc. ................................... Canada 140,120 1,041,364
Food & Staples Retailing 2.2%
MARR SpA .......................................... Italy 54,190 1,276,754
Sundrug Co. Ltd. ...................................... Japan 24,500 717,019
1,993,773
Health Care Equipment & Supplies 2.7%
i -SENS, Inc. ......................................... South Korea 38,646 1,103,214
Value Added Technology Co. Ltd. ......................... South Korea 38,204 1,320,198
2,423,412
Hotels, Restaurants & Leisure 3.6%
a
GreenTree Hospitality Group Ltd., ADR ..................... China 60,417 487,565
a
Marston's plc ........................................ United Kingdom 934,180 1,016,348
a
Melco International Development Ltd. ...................... Hong Kong 560,000 727,332
a
Melia Hotels International SA ............................. Spain 132,420 977,392
3,208,637
Household Durables 4.6%
Bellway plc .......................................... United Kingdom 29,350 1,331,674
DFS Furniture plc ..................................... United Kingdom 369,830 1,381,687
Vistry Group plc ...................................... United Kingdom 84,220 1,410,271
4,123,632
IT Services 0.7%
Sopra Steria Group SACA ............................... France 3,000 589,803
Machinery 11.0%
Cargotec OYJ, B ...................................... Finland 28,245 1,462,526
a
Deutz AG ........................................... Germany 119,590 1,002,262
Fuji Corp. ........................................... Japan 39,200 914,382
Meidensha Corp. ..................................... Japan 49,400 1,039,837
Metso Outotec OYJ .................................... Finland 149,460 1,501,407
Morgan Advanced Materials plc ........................... United Kingdom 330,453 1,564,698
Palfinger AG ......................................... Austria 32,130 1,418,713
Sulzer AG ........................................... Switzerland 8,790 863,912
9,767,737
Marine 3.3%
D/S Norden A/S ...................................... Denmark 62,798 1,515,498
Star Bulk Carriers Corp. ................................ Greece 66,960 1,385,402
2,900,900
Metals & Mining 4.6%
Alamos Gold, Inc., A ................................... Canada 92,860 688,630
AMG Advanced Metallurgical Group NV .................... Netherlands 25,560 753,830
Granges AB ......................................... Sweden 140,430 1,531,640
Jupiter Mines Ltd. ..................................... Australia 4,156,960 735,054

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
See Notes to Statements of Investments. Quaterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
a
Orla Mining Ltd. ...................................... Canada 119,960 $ 422,510
4,131,664
Oil, Gas & Consumable Fuels 5.2%
Parex Resources, Inc. .................................. Canada 112,090 2,175,881
Serica Energy plc ..................................... United Kingdom 343,170 967,434
Tethys Oil AB ........................................ Sweden 210,580 1,533,127
4,676,442
Personal Products 1.5%
Chlitina Holding Ltd. ................................... China 159,000 1,363,015
Professional Services 2.1%
Applus Services SA .................................... Spain 115,770 1,047,799
Tanseisha Co. Ltd. .................................... Japan 95,500 783,150
1,830,949
Real Estate Management & Development 2.8%
b
Aedas Homes SA, 144A, Reg S .......................... Spain 14,016 402,597
b
Metrovacesa SA, 144A, Reg S ........................... Spain 124,451 1,087,528
Sun Frontier Fudousan Co. Ltd. ........................... Japan 110,700 1,038,827
2,528,952
Semiconductors & Semiconductor Equipment 1.3%
Optorun Co. Ltd. ...................................... Japan 29,443 596,836
a
u- blox Holding AG ..................................... Switzerland 8,135 595,157
1,191,993
Specialty Retail 1.3%
Wickes Group plc ..................................... United Kingdom 407,060 1,194,340
Textiles, Apparel & Luxury Goods 1.2%
Coats Group plc ...................................... United Kingdom 1,189,920 1,048,693
Trading Companies & Distributors 7.3%
Howden Joinery Group plc .............................. United Kingdom 65,890 829,409
Kanamoto Co. Ltd. .................................... Japan 30,500 653,334
Kanematsu Corp. ..................................... Japan 55,800 648,016
Lumax International Corp. Ltd. ........................... Taiwan 363,000 928,328
Nishio Rent All Co. Ltd. ................................. Japan 37,983 939,239
Travis Perkins plc ..................................... United Kingdom 49,970 1,056,369
a,b
Yellow Cake plc, 144A, Reg S ............................ United Kingdom 295,580 1,421,822
6,476,517
Water Utilities 0.7%
China Water Affairs Group Ltd. ........................... China 563,409 579,053
Total Common Stocks (Cost $86,140,396) ......................................
83,313,624

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 21 .
Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 1.0%
Royal Bank of Canada, 0.04%, 11/01/21 ....................
Canada 900,000 $ 900,000
Total Time Deposits (Cost $900,000) ...........................................
900,000
Total Short Term Investments (Cost $900,000 ) ..................................
900,000
a
Total Investments (Cost $87,040,396) 94.5% ....................................
$84,213,624
Other Assets, less Liabilities 5.5% .............................................
4,901,961
Net Assets 100.0% ...........................................................
$89,115,585
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $9,817,866, representing 11.0% of net assets.

Franklin Global Trust

Quaterly Statements of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Funds and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Fund has invested in derivatives during the period.
Franklin Emerging Market Debt Opportunities Fund – Forwards and VRI
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in securities in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At October 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal
Amount /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
136,566
Astana Finance JSC, Secured Note, 144A, Zero Cpn .,
12/22/24 ................................. 5/22/15 — 1,366
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12 - 1/22/16 4,600,000 —
971,904
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16 - 9/30/21 906,719 459,674
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
3. Derivative Financial Instruments
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
7. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2021, investments in affiliated management investment companies were as follows:
8. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2021, the FT Subsidiary investments as well as any other assets and liabilities of the
FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At October 31, 2021, the net assets of the
FT Subsidiary were $1,578,144, representing 1.1% of the Fund’s consolidated net assets. The Fund’s investment in the FT
Subsidiary is limited to 25% of consolidated assets.
Principal
Amount/
Shares/
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund (continued)
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn .,
2/05/09 .................................. 10/12/09 -10/13/11 $ 3,100,000 $ —
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $9,040,097 $461,040
a
The Fund also invests in unrestricted securities of the same issue, valued at $- as of October 31, 2021.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $7,120,269 $19,814,863 $(13,416,886) $— $— $13,518,246 13,518,246 $183
Total Affiliated Securities ... $7,120,269 $19,814,863 $(13,416,886) $— $— $13,518,246 $183
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $84,459,275 $123,290,953 $(125,494,432) $— $— $82,255,796 82,255,796 $2,047
Total Affiliated Securities ... $84,459,275 $123,290,953 $(125,494,432) $— $— $82,255,796 $2,047
6. Restricted Securities
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Warrants :
Diversified Financial Services ............. — 2,112,560 1,093,949 3,206,509
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds ................... — 9,533,839 1,366
a
9,535,205
Corporate Bonds :
Airlines .............................. — 1,251,683 — 1,251,683
Banks ............................... — 3,609,186 — 3,609,186
Capital Markets ........................ — 1,495,675 — 1,495,675
Chemicals ........................... — 1,736,250 — 1,736,250
Construction & Engineering ............... — 1,065,000 — 1,065,000
Diversified Financial Services ............. — — 2,452,159 2,452,159
Food Products ........................ — 1,378,019 — 1,378,019
Metals & Mining ....................... — 2,310,229 — 2,310,229
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. — 3,796,504 — 3,796,504
Real Estate Management & Development .... — 1,278,798 — 1,278,798
Road & Rail .......................... — 1,356,920 — 1,356,920
Wireless Telecommunication Services ....... — 1,458,276 — 1,458,276
Loan Participations and Assignments ......... — 2,997,192 459,674 3,456,866
Foreign Government and Agency Securities .... — 84,721,583 — 84,721,583
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 13,518,246 1,157,910 — 14,676,156
Total Investments in Securities ........... $13,518,246 $121,259,624 $4,007,148 $138,785,018
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 177,915 $ — $ 177,915
Restricted Currency (ARS) ................. — 152,599 — 152,599
Total Other Financial Instruments ......... $— $330,514 $— $330,514
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 97,996,096 — 97,996,096
Air Freight & Logistics ................... — 96,450,140 — 96,450,140
Banks ............................... — 97,390,335 — 97,390,335

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Biotechnology ......................... $ — $ 193,798,396 $ — $ 193,798,396
Capital Markets ........................ — 173,536,014 — 173,536,014
Chemicals ........................... — 385,309,000 — 385,309,000
Diversified Telecommunication Services ..... — 95,607,489 — 95,607,489
Entertainment ......................... — 105,450,244 — 105,450,244
Health Care Equipment & Supplies ......... — 250,567,438 — 250,567,438
Internet & Direct Marketing Retail .......... 88,861,200 69,765,122 — 158,626,322
IT Services ........................... 201,547,640 211,343,844 — 412,891,484
Media ............................... — 153,857,359 — 153,857,359
Pharmaceuticals ....................... — 90,641,912 — 90,641,912
Professional Services ................... 98,959,000 103,161,382 — 202,120,382
Semiconductors & Semiconductor Equipment . — 101,603,740 — 101,603,740
Software ............................. 122,474,801 234,946,975 — 357,421,776
Trading Companies & Distributors .......... — 97,797,640 — 97,797,640
Short Term Investments ................... 82,255,796 — — 82,255,796
Total Investments in Securities ........... $594,098,437 $2,559,223,126
b
$— $3,153,321,563
Franklin International Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 1,389,702 1,287,938 — 2,677,640
Auto Components ...................... 428,941 — — 428,941
Banks ............................... 1,912,956 5,627,724 — 7,540,680
Building Products ...................... — 1,999,177 — 1,999,177
Capital Markets ........................ 978,250 944,330 — 1,922,580
Chemicals ........................... — 1,331,071 — 1,331,071
Commercial Services & Supplies ........... — 1,737,888 — 1,737,888
Construction & Engineering ............... 2,499,346 1,864,835 — 4,364,181
Construction Materials .................. 606,780 4,130,405 — 4,737,185
Consumer Finance ..................... — 572,827 — 572,827
Diversified Financial Services ............. — 569,448 — 569,448
Electrical Equipment .................... — 3,900,761 — 3,900,761
Electronic Equipment, Instruments &
Components ........................ 460,369 — — 460,369
Energy Equipment & Services ............. 1,041,364 — — 1,041,364
Food & Staples Retailing ................. — 1,993,773 — 1,993,773
Health Care Equipment & Supplies ......... — 2,423,412 — 2,423,412
Hotels, Restaurants & Leisure ............. 1,503,913 1,704,724 — 3,208,637
Household Durables .................... 1,381,687 2,741,945 — 4,123,632
IT Services ........................... — 589,803 — 589,803
Machinery ............................ 2,983,411 6,784,326 — 9,767,737
Marine .............................. 2,900,900 — — 2,900,900
Metals & Mining ....................... 1,111,140 3,020,524 — 4,131,664
Oil, Gas & Consumable Fuels ............. 3,143,315 1,533,127 — 4,676,442
Personal Products ..................... — 1,363,015 — 1,363,015
Professional Services ................... 1,047,799 783,150 — 1,830,949
Real Estate Management & Development .... 1,490,125 1,038,827 — 2,528,952
Semiconductors & Semiconductor Equipment . 595,157 596,836 — 1,191,993
Specialty Retail ........................ 1,194,340 — — 1,194,340
Textiles, Apparel & Luxury Goods .......... 1,048,693 — — 1,048,693
Trading Companies & Distributors .......... 1,421,822 5,054,695 — 6,476,517
9. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin International Small Cap Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Water Utilities ......................... $ — $ 579,053 $ — $ 579,053
Short Term Investments ................... — 900,000 — 900,000
Total Investments in Securities ........... $29,140,010 $55,073,614
c
$— $84,213,624
a
Includes securities determined to have no value at October 31, 2021.
b
Includes foreign securities valued at $2,559,223,126, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $54,173,614, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Financial
Services ........ $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Multiline Retail ...... —
d
— — — — — — — —
d
—
Warrants :
Diversified Financial
Services ........ 1,126,258 — — — — — — (32,309) 1,093,949 (32,309)
Private Limited Partnership
Funds :
Capital Markets ..... —
d
— — — — — — — —
d
—
Quasi-Sovereign Bonds . 1,366
d
— — — — — — — 1,366
d
—
Corporate Bonds :
Diversified Financial
Services ........ — 2,518,242 — — — — — (66,083) 2,452,159 (66,083)
Multiline Retail ...... —
d
— — — — — — — —
d
—
Loan Participations and
Assignments ....... 373,057 112,388 — — — 15 — (25,786) 459,674 (25,786)
Escrows and Litigation
Trusts ........... — —
d
(5,961) — — — 5,961 — —
d
—
Total Investments in
Securities ............ $1,500,681 $2,630,630 $(5,961) $— $— $15 $5,961 $(124,178) $4,007,148 $(124,178)
Other Financial Instruments:
Restricted Currency (ARS)
$173,982 $— $— $— $(173,982) $— $— $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transfers out of Level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
d
Includes securities determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2021, are as follows:
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure .
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Markets Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$459,674 Recovery value Weighted probability
of cash flow
$4.3 mil Increase
 b
Discount rate 25.0% Decrease
 b
Warrants:
Diversified Financial
Services
...........
1,093,949 Market comparables Implied recovery 7.4% Increase
c
All other
............
2,453,525
d,e
Total
...............
$4,007,148
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at October 31, 2021.
9. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
Abbreviations
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
BYN
Belarusian Ruble
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
JPY
Japanese Yen
KES
Kenyan Shilling
KZT
Kazakhstani Tenge
MXN
Mexican Peso
PEN
Peruvian Nuevo Sol
RUB
Russian Ruble
TRY
Turkish Lira
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.